Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10. Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31, 2024				As of December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount
Finite-lived intangible assets
VPT (i)	2,586,911	(301,806)	—	2,285,105	2,586,911	(560,497)	—	2,026,414
Robotics platform technology (ii)	777,711	(97,214)	—	680,497	777,711	(174,985)	—	602,726
VMT (i)	609,170	(50,764)	—	558,406	609,170	(172,598)	—	436,572
Software	725,879	(424,821)	(35,130)	265,928	923,998	(520,148)	(36,015)	367,835
License of maintenance and overhauls	2,290	(2,290)	—	—	2,290	(2,290)	—	—
Others	12,033	(2,143)	—	9,890	12,033	(3,870)	—	8,163

Total finite-lived intangible assets	4,713,994	(879,038)	(35,130)	3,799,826	4,912,113	(1,434,388)	(36,015)	3,441,710

Indefinite-lived intangible assets
Manufacturing license	494,000	—	—	494,000	494,000	—	—	494,000
Others (iii)	316,643	—	—	316,643	317,458	—	—	317,458

Total indefinite-lived intangible assets	810,643	—	—	810,643	811,458	—	—	811,458

Total intangible assets	5,524,637	(879,038)	(35,130)	4,610,469	5,723,571	(1,434,388)	(36,015)	4,253,168

The Group recorded amortization expense of RMB230,501, RMB537,669 and RMB567,390 for the years ended December 31, 2023, 2024 and 2025, respectively.

Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	588,878
Between 1 and 2 years	567,086
Between 2 and 3 years	527,314
Between 3 and 4 years	445,176
Between 4 and 5 years	342,927
Thereafter	970,329

Total	3,441,710

(i)
The useful life of VPT acquired in the business combination of Xiaoju Group is assessed to be 10 years. The VMTUD acquired through business combination is considered indefinite-lived until the completion of the associated research and development efforts and a determination related to commercial feasibility. As of December 31, 2024, the VMTUD was transferred into VMT as finite-lived intangible assets upon its completion and its estimated useful life is assessed to be 5 years. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities, are expensed as incurred. No impairment was recognized for these assets as of December 31, 2024 and 2025.

(ii)
Dogotix Inc. (“Dogotix”) is primarily engaged in research and development of robots with human-robot interaction functions since 2021. On September 29, 2023, the Group entered into share purchase agreements to acquire 74.82% of the equity interest of Dogotix for a cash consideration of US$98.96 million (approximated to RMB710 million). Upon completion of the acquisition on October 9, 2023, Dogotix became a wholly-owned subsidiary of the Group. The fair value of the 25.18% equity interest in Dogotix previously held by the Group amounted to RMB205 million at the acquisition date. The total consideration amounted to RMB915 million. Substantially all of the fair value of the gross assets (excluding cash and cash equivalents, deferred tax assets, and consideration transferred in excess resulting from the effects of deferred tax liabilities) acquired was concentrated in the robotics platform technology. The acquisition was determined to be an asset acquisition for accounting purposes. The Group accounted for the acquisition of the robotics platform technology as an intangible asset with a total cost of RMB778 million. The useful life of this asset is assessed to be 10 years. No impairment was recognized for the asset as of December 31, 2024 and 2025.

(iii)	Other indefinite-lived intangible assets primarily include surveying and mapping qualifications, insurance agency licenses, and license plate.

(iv)	Impairment losse s of RMB8,712, nil and RMB885 were recognized for the years ended December 31, 2023, 2024 and 2025, respectively, primarily due to the phase out of certain software.